RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs) - Summary of Stock Appreciation Rights (Detail) (Stock Appreciation Rights (SARs) [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of award		10 years
Award vesting period		3 years
Outstanding at beginning of year (in shares)	70,734	70,734
Expired or forfeited (in shares)	0	0
Outstanding at end of year (in shares)	45,067	70,734	70,734
Exercisable at end of year, (in shares)		70,734
Outstanding at beginning of year, Weighted Average Exercise Price (in USD per share)	$ 22.60	$ 22.60
Expired or forfeited, Weighted Average Exercise Price (in USD per share)	$ 0.00	$ 0.00
Exercised (in shares)	(25,667)
Exercised, Weighted Average Exercise Price (in USD per share)	$ 0.00
Outstanding at end of year, Weighted Average Exercise Price (in USD per share)	$ 23.95	$ 22.60	$ 22.60
Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	1 year 10 months 24 days	1 year 8 months 12 days
Options, Exercisable, Weighted Average Remaining Contractual Term (in years)	1 year 10 months 24 days
Aggregate Intrinsic Value, Outstanding at end of year	$ 352	$ 0
Outstanding and exercisable at end of year Unamortized Compensation Expense	0	0
Total grant-date fair value of SARs that vested (less than $0.1 million in 2012 and 2011)			$ 100	$ 100
Shares, granted	0